Schedule of investments
Delaware Investments Ultrashort Fund	June 30, 2022 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 1.03%
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2020-DNA6 M1 144A 1.826% (SOFR + 0.90%) 12/25/50 #, •	14,722	$ 14,692
Series 2021-HQA1 M1 144A 1.626% (SOFR + 0.70%) 8/25/33 #, •	236,564	234,736
Series 2021-HQA2 M1 144A 1.626% (SOFR + 0.70%) 12/25/33 #, •	653,027	646,040
Total Agency Collateralized Mortgage Obligations (cost $904,270)		895,468

Agency Commercial Mortgage-Backed Securities — 2.09%
FREMF 2017-K724 B Series 2017-K724 B 144A 3.641% 12/25/49 #, •	1,500,000	1,483,750
FREMF Mortgage Trust Series 2015-K720 B 144A 3.602% 7/25/22 #, •	331,828	331,314
Total Agency Commercial Mortgage-Backed Securities (cost $1,822,804)		1,815,064

Collateralized Debt Obligations — 1.80%
Ares LVIII CLO Series 2020-58A XR 144A 1.596% (TSFR3M + 0.75%, Floor 0.75%) 1/15/35 #, •	857,143	857,098
Symphony Series 2020-24A X 144A 1.984% (LIBOR03M + 0.80%, Floor 0.80%) 1/23/32 #, •	700,000	698,661
Total Collateralized Debt Obligations (cost $1,557,143)		1,555,759

Corporate Bonds — 26.80%
Banking — 7.07%
Citigroup 4.05% 7/30/22	1,890,000	1,891,861
Fifth Third Bancorp 1.625% 5/5/23	1,500,000	1,477,962
Goldman Sachs Group 3.198% (LIBOR03M + 1.60%) 11/29/23 •	1,250,000	1,254,652
Truist Bank 2.181% (SOFR + 0.73%) 3/9/23 •	1,500,000	1,500,335
		6,124,810
Capital Goods — 1.13%
Teledyne Technologies 0.65% 4/1/23	1,000,000	977,544
		977,544
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Schedule of investments
Delaware Investments Ultrashort Fund   (Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Communications — 1.44%
Verizon Communications 2.511% (LIBOR03M + 1.10%) 5/15/25 •	1,250,000	$ 1,243,208
		1,243,208
Consumer Cyclical — 3.10%
7-Eleven 144A 0.625% 2/10/23 #	1,500,000	1,471,343
General Motors Financial 2.203% (SOFR + 0.76%) 3/8/24 •	1,250,000	1,214,552
		2,685,895
Consumer Non-Cyclical — 3.29%
AbbVie 2.155% (LIBOR03M + 0.65%) 11/21/22 •	1,405,000	1,405,355
Gilead Sciences 3.25% 9/1/22	1,440,000	1,440,000
		2,845,355
Electric — 3.42%
DTE Energy 2.25% 11/1/22	1,500,000	1,497,129
Southern California Edison 0.70% 4/3/23	1,500,000	1,466,387
		2,963,516
Energy — 2.83%
Chevron 1.141% 5/11/23	1,500,000	1,474,961
Pioneer Natural Resources 0.55% 5/15/23	1,000,000	974,973
		2,449,934
Insurance — 3.10%
Athene Global Funding 144A 2.008% (SOFR + 0.70%) 5/24/24 #, •	1,490,000	1,447,133
Brighthouse Financial Global Funding 144A 1.562% (SOFR + 0.76%) 4/12/24 #, •	1,250,000	1,242,158
		2,689,291
Real Estate Investment Trusts — 1.42%
Public Storage 1.451% (SOFR + 0.47%) 4/23/24 •	1,250,000	1,232,941
		1,232,941
Total Corporate Bonds (cost $23,467,046)		23,212,494

Non-Agency Asset-Backed Securities — 26.12%
Avis Budget Rental Car Funding AESOP Series 2019-2A A 144A 3.35% 9/22/25 #	300,000	294,880
CARDS II Trust Series 2021-1A A 0.602% 4/15/27 #	2,000,000	1,901,603
Dell Equipment Finance Trust
Series 2021-2 A2 144A 0.33% 12/22/26 #	1,390,989	1,370,117
Series 2022-1 A2 144A 2.11% 8/23/27 #	1,000,000	988,503

2    NQ-097 [6/22] 8/22 (2351918)

(Unaudited)
	Principalamount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

Dryden 83 Series 2020-83A X 144A 1.794% (LIBOR03M + 0.75%, Floor 0.75%) 1/18/32 #	1,400,000	$ 1,397,329
Enterprise Fleet Financing
Series 2020-2 A2 144A 0.61% 7/20/26 #	1,453,669	1,419,957
Series 2021-3 A2 144A 0.77% 8/20/27 #	1,000,000	959,258

Ford Credit Auto Lease Trust Series 2020-B C 1.70% 2/15/25	2,000,000	1,980,636
Honda Auto Receivables Owner Trust
Series 2019-4 A3 1.83% 1/18/24	348,370	347,375
Series 2021-1 A3 0.27% 4/21/25	1,500,000	1,464,335

Hyundai Auto Lease Securitization Trust Series 2021-A B 144A 0.61% 10/15/25 #	1,500,000	1,455,829
Hyundai Auto Receivables Trust Series 2022-A A2A 1.81% 2/18/25	2,000,000	1,978,716
John Deere Owner Trust 2022 Series 2022-A A2 1.90% 11/15/24	2,000,000	1,979,694
JPMorgan Chase Bank Series 2020-2 B 144A 0.84% 2/25/28 #	769,125	751,483
Master Credit Card Trust II Series 2020-1A A 144A 1.99% 9/21/24 #	1,300,000	1,287,259
MMAF Equipment Finance Series 2020-BA A2 144A 0.38% 8/14/23 #	653,219	649,283
Tesla Auto Lease Trust Series 2021-B A2 144A 0.36% 9/22/25 #	1,765,108	1,719,655
Verizon Owner Trust Series 2019-C A1A 1.94% 4/22/24	674,814	674,015
Total Non-Agency Asset-Backed Securities (cost $22,866,573)		22,619,927

Commercial Paper — 39.74%
Financials — 36.36%
Australia & New Zealand Banking Group
0.401% 7/15/22	250,000	249,833
2.227% 12/14/22	1,500,000	1,480,649
Bank Nova Scotia
0.20% 7/13/22	500,000	499,712
0.205% 9/16/22	1,500,000	1,493,354
0.397% 7/20/22	500,000	499,550

Charles Schwab 1.206% 8/9/22	776,000	774,461
NQ-097 [6/22] 8/22 (2351918)    3

Schedule of investments
Delaware Investments Ultrashort Fund   (Unaudited)
	Principalamount°	Value (US $)
Commercial Paper (continued)
Financials (continued)

Commonwealth Bank of Australia 0.271% 10/17/22	1,300,000	$ 1,290,856
Credit Agricole Corporate and Investment Bank 1.935% 8/16/22	800,000	798,133
Credit Suisse First Boston
2.215% 12/1/22	1,500,000	1,482,341
2.28% 12/15/22	1,100,000	1,085,036
Goldman Sachs Group
0.21% 7/5/22	1,000,000	999,782
0.875% 11/10/22	500,000	495,177
2.491% 2/13/23	1,000,000	979,708
HSBC
0.281% 8/2/22	250,000	249,583
1.407% 7/15/22	250,000	249,828
1.593% 10/3/22	1,500,000	1,490,445
2.194% 1/11/23	1,000,000	982,672
2.732% 11/30/22	500,000	493,886
JP Morgan Securities
0.20% 7/15/22	500,000	499,653
1.267% 8/23/22	1,000,000	997,059

National Australia Banking 1.692% 9/26/22	1,500,000	1,492,051
NatWest Markets 0.251% 7/18/22	1,000,000	999,035
Royal Bank of Canada
0.21% 9/23/22	2,000,000	1,989,115
2.475% 2/10/23	1,100,000	1,078,412
Skandinaviska Enskilda Banken
0.372% 8/5/22	750,000	748,759
2.146% 12/15/22	1,250,000	1,233,112

Societe Generale 0.281% 10/19/22	2,000,000	1,985,885
Svenska Handelsbanken 0.20% 9/15/22	3,000,000	2,987,359
Westpac Banking Corporation
0.00% 9/9/22	500,000	498,038
0.21% 9/29/22	400,000	397,814
1.846% 10/12/22	1,000,000	993,506
		31,494,804
Natural Gas — 1.88%
Wisconsin Power & Light Company 1.65% 7/1/22	1,625,000	1,625,000
		1,625,000
4    NQ-097 [6/22] 8/22 (2351918)

(Unaudited)
	Principalamount°	Value (US $)
Commercial Paper (continued)
Technology — 1.50%
Sony Capital 1.901% 7/5/22	1,300,000	$ 1,299,668
		1,299,668
Total Commercial Paper (cost $34,518,712)		34,419,472

Short-Term Investments — 1.73%
US Treasury Obligation — 1.73%
US Treasury Bill	1,500,000	1,493,869
Total Short-Term Investments (cost $1,495,969)		1,493,869
Total Value of Securities—99.31% (cost $86,632,517)		86,012,053

Receivables and Other Assets Net of Liabilities—0.69%		600,130
Net Assets Applicable to 8,748,528 Shares Outstanding—100.00%		$86,612,183
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2022, the aggregate value of Rule 144A securities was $22,622,081, which represents 26.12% of the Fund's net assets.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
Summary of abbreviations:
CLO – Collateralized Loan Obligation
FREMF – Freddie Mac Multifamily
ICE – Intercontinental Exchange, Inc.
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
REMIC – Real Estate Mortgage Investment Conduit
NQ-097 [6/22] 8/22 (2351918)    5

Schedule of investments
Delaware Investments Ultrashort Fund   (Unaudited)
Summary of abbreviations: (continued)
SOFR – Secured Overnight Financing Rate
6    NQ-097 [6/22] 8/22 (2351918)